Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Anti-dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share

The following table sets forth the outstanding potentially dilutive securities that have been excluded from the calculation of diluted net loss per share because to do so would be anti-dilutive:

	Successor	Predecessor
	September 30,	September 30,
	2023	2022
Predecessor warrants [1]	-	8,699,397
Successor warrants [1]	1,039,295	-
Predecessor options	-	10,039,348
Successor options	101,695	-
Successor Series A Convertible Preferred Stock	714	-
Successor Series B Convertible Preferred Stock	20,664	-
Predecessor Series A Convertible Preferred Stock	-	5,945,045
Predecessor convertible notes payable [2]	-	2,977,528
Total potentially dilutive shares	1,162,368	27,661,318

[1]	As part of the InflamaCORE, LLC license agreement, warrants to purchase 600,000 Predecessor or 3,404 Successor shares of common stock are to be issued upon the satisfaction of certain milestones and, accordingly, are not included in the amount currently reported. See Note 8 - Commitments and Contingencies - License Agreements for details.

[2]	The Company’s convertible notes payable have embedded conversion options that result in the automatic issuance of common stock upon the consummation of certain qualifying transactions. The conversion price is a function of the implied common stock price associated with the qualifying transaction. For the purpose of disclosing the potentially dilutive securities in the table above, we used the number of shares of common stock issuable if a qualifying transaction occurred with an implied common stock price equal to the fair value of the common stock of $67.90 per share as of September 30, 2022.

The following table sets forth the outstanding potentially dilutive securities that have been excluded from the calculation of diluted net loss per share because to do so would be anti-dilutive:

	Successor		Predecessor
	December 31, 2022		December 12, 2022	December 31, 2021
Predecessor warrants [1]	-		8,560,561	2,154,351
Successor warrants [1] [5]	246,534		-	-
Predecessor options	-		10,039,348	8,755,179
Successor options	56,950		-	-
Predecessor Series A Convertible Preferred Stock	-		6,406,210	-
Successor Series A Convertible Preferred Stock	24,671	(3)	-	-
Successor Series B Convertible Preferred Stock	14,465	(4)	-	-
Predecessor convertible notes payable [2]	-		-	3,400,187
Total potentially dilutive shares	342,620		25,006,119	14,309,717

[1]	As part of the InflamaCORE, LLC license agreement, warrants to purchase 600,000 Predecessor or 3,404 Successor shares of common stock are to be issued upon the satisfaction of certain milestones and, accordingly, are not included in the amount currently reported.

[2]	The Company’s convertible notes payable have embedded conversion options that result in the automatic issuance of common stock upon the consummation of certain qualifying transactions. The conversion price is a function of the implied common stock price associated with the qualifying transaction. For the purpose of disclosing the potentially dilutive securities in the table above, we used the number of shares of common stock issuable if a qualifying transaction occurred with an implied common stock price equal to the fair value of the common stock of $3.25 per share as of December 31, 2021.

[3]	Does not include an additional 98,686 shares if the Successor Series A Convertible Preferred Stock conversion price resets to its floor price.

[4]	Does not include an additional 6,199 shares if the Successor Series B Convertible Preferred Stock conversion price resets to its floor price.

[5]	Does not include an additional 98,686 shares if the Successor Series A warrant exercise price resets to its floor price.